Cover	Jul. 25, 2023
Cover [Abstract]
Document Type	S-3/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Kartoon Studios, Inc.
Entity Central Index Key	0001355848
Entity Tax Identification Number	20-4118216
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	190 N. Canon Drive, 4th Fl.
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	(310)
Local Phone Number	273-4222
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false